Foreclosed Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreclosed real estate	$ 425	$ 2,457
Construction and Land Development [Member]
Foreclosed real estate	31	1,334
Residential Real Estate [Member]
Foreclosed real estate	243	554
Commercial Real Estate [Member]
Foreclosed real estate	$ 151	$ 569